UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (Parenthetical) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
EXPENSES:
Voyage expenses	$ 1,081,589	$ 626,994
General and administrative expenses	5,961,232	3,955,945
Related Party [Member]
EXPENSES:
Voyage expenses	397,959	289,644
General and administrative expenses	$ 1,691,764	$ 1,648,570